Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Document and Entity Information:
Entity Registrant Name	seriesOne, Inc.
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Trading Symbol	series1
Amendment Flag	false
Entity Central Index Key	0001720587
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	19,371,198
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY